Trade Accounts Receivable, Net	12 Months Ended
Dec. 31, 2017
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Trade Accounts Receivable, Net
9)	TRADE ACCOUNTS RECEIVABLE, NET

As of December 31, 2017 and 2016, consolidated trade accounts receivable consisted of:

		2017	2016
Trade accounts receivable	Ps	32,623	32,356
Allowances for doubtful accounts		(2,145)	(2,196)

	Ps	30,478	30,160

As of December 31, 2017 and 2016, trade accounts receivable include receivables of Ps12,713 (US$647) and Ps13,644 (US$658), respectively, sold under outstanding trade receivables securitization programs and/or factoring programs with recourse, established in Mexico, the United States, France and the United Kingdom, in which CEMEX effectively surrenders control associated with the trade accounts receivable sold and there is no guarantee or obligation to reacquire the assets; nonetheless, in such programs, CEMEX retains certain residual interest in the programs and/or maintains continuing involvement with the accounts receivable. Therefore, the trade accounts receivable sold were not removed from the statement of financial position and the funded amounts to CEMEX of Ps11,313 (US$576) in 2017 and Ps11,095 (US$535) in 2016, were recognized within the line item of “Other financial obligations,” the difference in each year against the trade receivables sold was maintained as reserves. Trade accounts receivable qualifying for sale exclude amounts over certain days past due or concentrations over certain limits to any one customer, according to the terms of the programs. The discount granted to the acquirers of the trade accounts receivable is recorded as financial expense and amounted to Ps308 in 2017, Ps258 in 2016 and Ps249 in 2015. CEMEX’s securitization programs are negotiated for periods of one to two years and are usually renewed at their maturity.

Allowances for doubtful accounts were established until December 31, 2017 based on an incurred loss model according to the credit history and risk profile of each customer (note 2.20). Changes in the valuation of this caption allowance for doubtful accounts in 2017, 2016 and 2015, were as follows:

		2017	2016	2015
Allowances for doubtful accounts at beginning of period	Ps	2,196	2,152	1,856
Charged to selling expenses		252	556	434
Additions through business combinations		141	—	—
Deductions		(449)	(867)	(276)
Foreign currency translation effects		5	355	138

Allowances for doubtful accounts at end of period	Ps	2,145	2,196	2,152